INCOME TAXES - Deferred tax assets and liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income taxes
Opening balance - liabilities	$ (40)	$ (12)
Opening balance - assets	(40)
Net income statement movement	117	(103)
Changes in composition of the group	0	0
Other comprehensive & other	(48)	100
Currency translation	(12)	(49)
Ending balance - liabilities	(17)	(40)
Ending balance - assets	17	(40)
Property and equipment
Income taxes
Opening balance - liabilities	(443)	(420)
Net income statement movement	126	(6)
Changes in composition of the group	0	0
Other comprehensive & other	(3)	(13)
Currency translation	45	(4)
Ending balance - liabilities	(275)	(443)
Intangible assets
Income taxes
Opening balance - liabilities	(165)	(166)
Net income statement movement	94	0
Changes in composition of the group	0	0
Other comprehensive & other	(2)	(4)
Currency translation	13	5
Ending balance - liabilities	(60)	(165)
Trade receivables
Income taxes
Opening balance - assets	36	30
Net income statement movement	(6)	19
Changes in composition of the group	0	0
Other comprehensive & other	3	(4)
Currency translation	(1)	(9)
Ending balance - assets	32	36
Provisions
Income taxes
Opening balance - assets	33	29
Net income statement movement	2	3
Changes in composition of the group	0	0
Other comprehensive & other	(5)	(3)
Currency translation	0	4
Ending balance - assets	30	33
Accounts payable
Income taxes
Opening balance - assets	133	94
Net income statement movement	7	38
Changes in composition of the group	0	0
Other comprehensive & other	(11)	28
Currency translation	(16)	(27)
Ending balance - assets	113	133
Withholding tax on distributed earnings
Income taxes
Opening balance - liabilities	(116)	(73)
Net income statement movement	70	(43)
Changes in composition of the group	0	0
Other comprehensive & other	(3)	1
Currency translation	(1)	(1)
Ending balance - liabilities	(50)	(116)
Tax losses and other balances carried forwards
Income taxes
Opening balance - assets	2,434	2,270
Net income statement movement	(191)	(47)
Changes in composition of the group	0	0
Other comprehensive & other	(19)	261
Currency translation	(51)	(50)
Ending balance - assets	2,173	2,434
Non-recognized deferred tax assets
Income taxes
Opening balance - liabilities	(1,980)	(1,849)
Changes in composition of the group	0	0
Other comprehensive & other	25	(131)
Ending balance - liabilities	(1,955)	(1,980)
Other
Income taxes
Opening balance - assets	28	97
Net income statement movement	15	(67)
Changes in composition of the group	0	0
Other comprehensive & other	(33)	(35)
Currency translation	(1)	33
Ending balance - assets	$ 9	$ 28